Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIMCO VIT American Funds Global Growth and Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The HIMCO VIT American Funds Global Growth and Income Fund seeks long-term growth of capital while providing current income.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses of the Fund have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds Insurance Series (“Master Fund”). The Master Fund invests primarily in common stocks of well-established companies around the world, which Capital Research and Management CompanySM (“CRMC”) believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the Master Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside the United States.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size. The Master Fund is designed for investors seeking both capital appreciation and current income. In pursuing its objective, the Master Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

Risk [Heading]	rr_RiskHeading	MAIN RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund.  Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  The Fund is the successor to the investment performance of the American Funds Global Growth and Income HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund.  The Predecessor Fund had the same investment objective and strategies as the Fund.  Keep in mind that past performance does not indicate future results.  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance  contract level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 19.28% (3rd quarter, 2009) Lowest -20.48% (4th quarter, 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.48%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns for the Fund over time compared to those of a broad-based market index. For more information regarding returns see the “Performance Notes” section.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/13
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
IB
Risk/Return:	rr_RiskReturnAbstract
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.40%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,501
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	411
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	694
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,501
Annual Return 2007	rr_AnnualReturn2007	12.42%
Annual Return 2008	rr_AnnualReturn2008	(41.38%)
Annual Return 2009	rr_AnnualReturn2009	39.37%
Annual Return 2010	rr_AnnualReturn2010	11.41%
Annual Return 2011	rr_AnnualReturn2011	(5.19%)
Annual Return 2012	rr_AnnualReturn2012	17.30%
Annual Return 2013	rr_AnnualReturn2013	22.16%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006

[1]	Hartford Investment Management Company ("Hartford Investment Management") has contractually agreed with HIMCO Variable Insurance Trust (the "Trust"), on behalf of the Fund, to waive a portion (currently 0.59%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes.
[2]	The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests. Fees and expenses of the Fund have been restated to reflect current fees.
[3]	The amount shown under "Management fees" includes the management fee of the Master Fund.